Note 20 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
18.  SUBSEQUENT EVENTS

On April 16, 2014, Platform entered into a Stock and Asset Purchase Agreement (the “Agreement”) with Chemtura Corporation, a Delaware corporation (“Chemtura,” and together with certain of its subsidiaries, the “Sellers”) pursuant to which Platform will acquire the Sellers’ agrochemicals business, Chemtura AgroSolutions, consisting of the manufacture, distribution, marketing and sale of seed treatments and crop protection in niche markets across seven major product lines – seed treatments, insecticides, miticides, herbicides, fungicides, plant growth regulators and adjuvants, for approximately $1.00 billion, consisting of $950 million in cash, subject to working capital and other adjustments, 2,000,000 shares of Platform’s Common Stock and the assumption of certain liabilities by Platform (the “Chemtura Acquisition”). The closing of the Chemtura Acquisition is subject to the satisfaction or waiver of certain customary and other closing conditions for transactions of this type, including expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, and approvals of government authorities.

In connection with the Agreement, on April 16, 2014, Platform entered into a commitment letter (the “Debt Commitment Letter”) with Barclays Bank PLC for (i) $600 million of incremental first lien term loans (the “First Lien Facility”) to be incurred under our amended and restated credit agreement dated as of June 7, 2013 (as amended, restated and/or otherwise modified on October 31, 2013 and from time to time, the “Existing Credit Agreement”) and (ii) a second lien facility (the “Second Lien Facility” and together with the First Lien Facility, the “Facilities”) in an aggregate principal amount of $120 million for the purposes of financing the Chemtura Acquisition and the fees and expenses in connection therewith, on the terms and subject to the conditions set forth in the Debt Commitment Letter. The Facilities will be subject to representations, warranties and covenants that are substantially as set forth in the Existing Credit Agreement, which was previously filed as Exhibit 10.13 to Platform’s registration statement on Form S-4 filed with the SEC on January 2, 2014, and other conditions precedent as defined in the Debt Commitment Letter).

20.  SUBSEQUENT EVENTS

In connection with the MacDermid Acquisition, the Company agreed to apply to list its shares on the New York Stock Exchange and to change its jurisdiction of incorporation from the British Virgin Islands to Delaware. The Company filed a registration statement on Form S-4 with the Securities and Exchange Commission to effect these changes. The registration statement was declared effective on January 22, 2014 and on that same date the Company changed its jurisdiction of incorporation from the British Virgin Islands to Delaware (the “Domestication”). On January 23, 2014, the Company’s common stock began trading on the New York Stock Exchange under the ticker symbol “PAH.” On March 4, 2014, pursuant to the terms of an Exchange Agreement, dated October 25, 2013, between the Company and the fiduciaries of the MacDermid Savings Plan, the Company acquired the remaining approximately 3% of the MacDermid Plan Shares not already held by MacDermid Holdings. In connection with the closing of the transactions contemplated by the Exchange Agreement, Platform issued to the fiduciaries of the MacDermid Savings Plan, for the benefit of the individual Plan participants, an aggregate of approximately $2,600 in cash and 1,670,386 shares of the Company’s common stock in exchange for all remaining outstanding equity interests of MacDermid, Incorporated owned by the Plan.

In connection with the Domestication, (i) each ordinary share of the Company that was issued and outstanding immediately prior to the Domestication was automatically converted into one share of common stock of the Company, (ii) outstanding options, warrants and other rights to acquire ordinary shares became options, warrants or rights to acquire the corresponding shares of common stock of the Company, and (iii) each Founder Preferred Share that was issued and outstanding immediately prior to the Domestication was automatically converted into one share of Series A Preferred Stock of the Company. The Series A Preferred Stock will be automatically converted into shares of Common Stock on a one-for-one basis upon the occurrence of certain events.

As of March 4, 2014, a mandatory redemption event occurred with respect to all of the Company’s outstanding warrants. The Company fixed April 3, 2014 as the date of the mandatory redemption of the warrants, and accordingly, on or after that date, holders of warrants will have no further rights with regard to such warrants except to receive $0.01 per warrant. As of March 26, 2014, there were 4,573,602 warrants outstanding and 119,969,706 common shares outstanding. If all warrants are exercised, an additional 1,524,534 common shares would be issued at a price of $11.50 per share.

In March 2014, the initial target trading price relating to the stock trading price component of the contingent consideration arrangement discussed in Note 2 was achieved. As a result, the Company will adjust the fair value of the long-term contingent consideration accordingly in the first quarter of 2014.

The Company has evaluated subsequent events through the date of the filing of this Annual Report. There were no events or transactions during this evaluation that require recognition or disclosure in the financial statements.